Condensed Financial Information of the Parent Company (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 7,832,552	$ 7,918,675	$ 2,978,515	$ 2,423,687
Other current assets	1,258,040	923,318
Total Assets	17,737,552	14,046,124
LIABILITIES AND EQUITY
Total Liabilities	2,399,025	2,660,758
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	12,044,855	11,945,979
Statutory reserve	415,813	20,539
Retained earnings (Accumulated deficit)	3,267,087	(384,309)
Accumulated other comprehensive (loss) income	(344,771)	(171,167)
Total Shareholders' Equity	15,385,144	11,413,202
Total Liabilities and Equity	17,737,552	14,046,124
Parent [Member]
ASSETS
Cash and cash equivalents	48,100
Other current assets	6,800
Investment in subsidiaries	15,385,144	11,413,202
Total Assets	15,440,044	11,413,202
LIABILITIES AND EQUITY
Total Liabilities	55,000
Commitments and Contingencies
Shareholders' Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 16,102,420 and 16,102,420 shares issued and outstanding at December 31, 2019 and 2018, respectively)	1,610	1,610
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2019 and 2018, respectively)	550	550
Additional paid-in capital	12,044,855	11,945,979
Statutory reserve	415,813	20,539
Retained earnings (Accumulated deficit)	3,266,987	(384,309)
Accumulated other comprehensive (loss) income	(344,771)	(171,167)
Total Shareholders' Equity	15,385,044	11,413,202
Total Liabilities and Equity	$ 15,440,044	$ 11,413,202